Note 15 - Condensed Parent Company Financial Information (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Treasury Stock, Shares, Acquired	5,000	0	0